Changes in Carrying Amount of Wireless Licenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	$ 75,747
Capitalized interest on wireless licenses	376	754	406
Ending balance	75,341	75,747
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	75,747	77,744
Acquisitions (Note 2)	444	579
Dispositions (Note 2)	(1,978)	(2,361)
Capitalized interest on wireless licenses	167	566
Reclassifications, adjustments and other	961	(781)
Ending balance	$ 75,341	$ 75,747